FORUM
FUNDS

             ANNUAL REPORT

             AUGUST 31, 2000



                              DAILY ASSETS TREASURY
                                 OBLIGATION FUND

                                  DAILY ASSETS
                                 GOVERNMENT FUND

                             DAILY ASSETS GOVERNMENT
                                OBLIGATIONS FUND

                             DAILY ASSETS CASH FUND

                                  DAILY ASSETS
                                 MUNICIPAL FUND




                 [LOGO OF PARTHENON W/ COMPASS AND CONTRAPTION]

                                TABLE OF CONTENTS

 A Message to Our Shareholders................................................ 1

FINANCIAL STATEMENTS OF FORUM FUNDS

 Independent Auditors' Report ................................................ 2

 Statements of Assets and Liabilities......................................... 3

 Statements of Operations..................................................... 4

 Statements of Changes in Net Assets.........................................  5

 Financial Highlights......................................................... 7

 Notes to Financial Statements................................................ 9

FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)

 Independent Auditors' Report ..............................................  13

Schedules of Investments:

   Treasury Cash Portfolio................................................. 14
   Government Portfolio.................................................... 15
   Government Cash Portfolio............................................... 16
   Cash Portfolio.......................................................... 17
   Municipal Cash Portfolio................................................ 18

 Notes to Schedules of Investments............................................20

 Statements of Assets and Liabilities.........................................21

 Statements of Operations.....................................................22

 Statements of Changes in Net Assets......................................... 23

 Notes to Financial Statements................................................24

--------------------------------------------------------------------------------

                                                                [OBJECT OMITTED]

DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND                                        ANNUAL REPORT
                                                                 AUGUST 31, 2000

--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

The  performance  of your  money  market  funds over the last year has been most impressive. Net assets in the Daily Assets Funds increased 20% to $373.3 million. Most notably, the Daily Assets Government Obligations Fund had a 89% growth in net assets, and the Core Portfolios expanded 46% to reach $3.3 billion. Our portfolio management team continues to use Forum's proprietary Core and Gateway(R) structure, focusing resources on effectively managing five large pools of assets that pass along significant yields to your Funds.

Although investment return fluctuates and past performance is not a guarantee of future results, I am pleased to report that the Funds have sustained high rankings in their respective categories on the Money Fund ReportTM (a service of iMoneyNet, Inc. formerly IBC Financial Data). Most recently, two of our funds were highly ranked in the Money Fund Report based on August 2000 monthly yield. Daily Assets Government Obligations Fund Institutional Shares was ranked #5 out of 244 funds in the Government Institutional Category. Daily Assets Municipal Fund Institutional Shares was ranked #6 out of 95 funds in the Tax-Free Institutional Category.

As the U.S. economy sustained its rapid growth and oil prices soared, our portfolio management team was poised to react to actions taken by the Federal Open Market Committee. The portfolios were structured with relatively short average lives and were well positioned as a series of Fed Funds Target Rate increases were imposed. Economic indicators have been responding to such movement as anticipated. With the economy showing signs of cooling off and the presidential election approaching, it is likely that no further Fed increases will be engineered through the remainder of 2000.

We remain dedicated to maintaining your $1.00 share price through prudent portfolio management while seeking to provide strong performance as we enter the ninth year of operations of the Daily Assets Funds. And as we continue to service your money market assets, we are grateful for your continued support and confidence. Please feel free to call us with your questions or comments at (207) 879-0001.

                                                   Sincerely,

                                                   /s/ John Y. Keffer

                                                   John Y. Keffer
                                                   Chairman


An investment in a Fund is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



                                                                  FORUM FUNDS(R)

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



The Board of Trustees and Shareholders
Forum Funds

We have audited the accompanying statements of assets and liabilities of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (the "Funds"), each a series of Forum Funds, as of August 31, 2000, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period ended August 31, 2000 and the period from October 1, 1996 to August 31, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. Financial highlights for each of the years in the two-year period ended March 31, 1997 for Daily Assets Government Fund were audited by other auditors whose report dated May 9, 1997 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Asset Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, as of August 31, 2000, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.



                                                /s/ KPMG LLP


Boston, Massachusetts
October 6, 2000


                                   2                              FORUM FUNDS(R)

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                         DAILY ASSETS                                        DAILY ASSETS
                                                           TREASURY                DAILY ASSETS               GOVERNMENT
                                                          OBLIGATIONS               GOVERNMENT                OBLIGATIONS
                                                             FUND                       FUND                     FUND
                                                    ------------------------  ------------------------  ------------------------
ASSETS
     Investments in Portfolios
         at value (Notes 1 & 2)                               $ 116,381,961              $ 43,564,653               $93,043,093
     Organization costs, net of
         amortization (Note 2)                                        2,803                         -                     3,523
     Other receivables                                                  601                         -                         -
                                                    ------------------------  ------------------------  ------------------------
Total assets                                                    116,385,365                43,564,653                93,046,616
                                                    ------------------------  ------------------------  ------------------------
LIABILITIES
     Dividends payable                                              614,795                   196,152                   367,856
     Accrued expenses                                                     -                     9,917                    17,213
                                                    ------------------------  ------------------------  ------------------------
Total liabilities                                                   614,795                   206,069                   385,069
                                                    ------------------------  ------------------------  ------------------------
NET ASSETS                                                    $ 115,770,570              $ 43,358,584              $ 92,661,547
                                                    ========================  ========================  ========================
COMPONENTS OF NET ASSETS
     Paid in capital                                          $ 115,773,754                43,363,296                92,660,270
     Undistributed net investment income                              2,499                    21,264                       944
     Accumulated net realized gain (loss)                            (5,683)                  (25,976)                      333
                                                    ------------------------  ------------------------  ------------------------
NET ASSETS                                                    $ 115,770,570              $ 43,358,584              $ 92,661,547
                                                    ========================  ========================  ========================
NET ASSETS BY SHARE CLASS
     Institutional Shares                                     $ 108,371,550              $ 39,777,111               $34,909,036
     Institutional Service Shares                                 7,373,890                 3,139,599                57,346,924
     Investor Shares                                                 25,130                   441,874                   405,587
                                                    ------------------------  ------------------------  ------------------------
NET ASSETS                                                    $ 115,770,570              $ 43,358,584              $ 92,661,547
                                                    ========================  ========================  ========================
SHARES OF BENEFICIAL INTEREST
     Institutional Shares                                       108,374,434                39,781,372                34,908,155
     Institutional Service Shares                                 7,374,188                 3,140,164                57,346,528
     Investor Shares                                                 25,130                   441,941                   405,587

NET ASSET VALUE PER SHARE
     (OFFERING AND REDEMPTION
     PRICE PER SHARE)                                                $ 1.00                    $ 1.00                    $ 1.00


                                                          DAILY ASSETS              DAILY ASSETS
                                                              CASH                    MUNICIPAL
                                                               FUND                      FUND
                                                     ------------------------  ------------------------
ASSETS
     Investments in Portfolios
         at value (Notes 1 & 2)                                 $ 99,222,562              $ 22,640,641
     Organization costs, net of
         amortization (Note 2)                                             -                         -
     Other receivables                                                     -                    23,050
                                                     ------------------------  ------------------------
Total assets                                                      99,222,562                22,663,691
                                                     ------------------------  ------------------------
LIABILITIES
     Dividends payable                                               278,453                    74,142
     Accrued expenses                                                 17,948                         -
                                                     ------------------------  ------------------------
Total liabilities                                                    296,401                    74,142
                                                     ------------------------  ------------------------
NET ASSETS                                                      $ 98,926,161              $ 22,589,549
                                                     ========================  ========================
COMPONENTS OF NET ASSETS
     Paid in capital                                              98,926,605                22,592,944
     Undistributed net investment income                                  48                         -
     Accumulated net realized gain (loss)                               (492)                   (3,395)
                                                     ------------------------  ------------------------
NET ASSETS                                                      $ 98,926,161              $ 22,589,549
                                                     ========================  ========================
NET ASSETS BY SHARE CLASS
     Institutional Shares                                       $ 42,164,921              $ 20,980,123
     Institutional Service Shares                                 52,428,130                 1,520,012
     Investor Shares                                               4,333,110                    89,414
                                                     ------------------------  ------------------------
NET ASSETS                                                      $ 98,926,161              $ 22,589,549
                                                     ========================  ========================
SHARES OF BENEFICIAL INTEREST
     Institutional Shares                                         42,165,179                20,983,129
     Institutional Service Shares                                 52,428,312                 1,520,391
     Investor Shares                                               4,333,110                    89,422

NET ASSET VALUE PER SHARE
     (OFFERING AND REDEMPTION
     PRICE PER SHARE)                                                 $ 1.00                    $ 1.00




See Notes to Financial Statements.              3                 FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                       DAILY ASSETS                                      DAILY ASSETS
                                                         TREASURY               DAILY ASSETS              GOVERNMENT
                                                       OBLIGATIONS               GOVERNMENT              OBLIGATIONS
                                                           FUND                      FUND                    FUND
                                                  -----------------------  ------------------------  ---------------------
NET INVESTMENT INCOME
     ALLOCATED FROM PORTFOLIOS
     Interest income                                         $ 6,721,796               $ 1,994,973            $ 4,227,045
     Net expenses                                               (150,511)                  (50,404)               (81,548)
                                                  -----------------------  ------------------------  ---------------------
Net investment income allocated from
     Portfolios (Note 2)                                       6,571,285                 1,944,569              4,145,497
                                                  -----------------------  ------------------------  ---------------------

EXPENSES
     Administration (Note 3)
         InstitutionalnSharesvice Shares                          52,850                    14,336                 17,381
         Institutional Service Shares                              4,747                     2,038                 17,241
         Investor Shares                                              13                       331                    157
     Transfer agent (Note 3)
         Institutional Shares                                     68,496                    27,395                 30,893
         Institutional Service Shares                             21,871                    17,322                 48,623
         Investor Shares                                          12,178                    14,255                 12,864
     Shareholder services (Note 3)
         Institutional Service Shares                             23,735                    10,188                 86,205
         Investor Shares                                              67                     1,657                    787
     Distribution - Investor Shares (Note 3)                          80                       994                    945
     Accounting (Note 3)                                          37,500                    37,500                 37,500
     Legal                                                         7,108                     3,367                  5,362
     Audit                                                         8,531                     3,539                  5,745
     Trustees                                                      6,114                     1,663                  3,392
     Compliance                                                   11,411                    22,314                 18,446
     Reporting                                                     6,639                     3,774                  6,134
     Amortization of organization costs (Note 2)                   1,173                         -                  1,461
     Miscellaneous                                                21,816                     6,610                 14,757
                                                  -----------------------  ------------------------  ---------------------

Total expenses                                                   284,329                   167,283                307,893
     Expenses reimbursed and
         fees waived (Note 4)                                   (182,035)                 (136,659)              (162,193)
                                                  -----------------------  ------------------------  ---------------------
Net expenses                                                     102,294                    30,624                145,700
                                                  -----------------------  ------------------------  ---------------------

NET INVESTMENT INCOME                                          6,468,991                 1,913,945              3,999,797
                                                  -----------------------  ------------------------  ---------------------

NET REALIZED GAIN (LOSS) ON
     INVESTMENTS ALLOCATED
     FROM PORTFOLIOS (Note 2)
                                                                      (2)                      (20)                   293
                                                  -----------------------  ------------------------  ---------------------

NET INCREASE IN NET ASSETS
     FROM OPERATIONS                                         $ 6,468,989               $ 1,913,925            $ 4,000,090
                                                  =======================  ========================  =====================


                                                      DAILY ASSETS           DAILY ASSETS
                                                          CASH                 MUNICIPAL
                                                          FUND                    FUND
                                                  ---------------------  ----------------------
NET INVESTMENT INCOME
     ALLOCATED FROM PORTFOLIOS
     Interest income                                       $ 5,484,110               $ 831,241
     Net expenses                                             (102,265)                      -
                                                  ---------------------  ----------------------
Net investment income allocated from
     Portfolios (Note 2)                                     5,381,845                 831,241
                                                  ---------------------  ----------------------

EXPENSES
     Administration (Note 3)
         InstitutionalnSharesvice Shares                        20,144                   9,905
         Institutional Service Shares                           23,700                     919
         Investor Shares                                         1,097                      43
     Transfer agent (Note 3)
         Institutional Shares                                   33,738                  22,712
         Institutional Service Shares                           62,582                  14,024
         Investor Shares                                        18,316                  12,309
     Shareholder services (Note 3)
         Institutional Service Shares                          118,498                   4,593
         Investor Shares                                         5,487                     217
     Distribution - Investor Shares (Note 3)                     6,585                     260
     Accounting (Note 3)                                        37,500                  37,500
     Legal                                                       9,553                   1,818
     Audit                                                       6,985                   2,826
     Trustees                                                    4,526                   1,109
     Compliance                                                 14,180                   9,940
     Reporting                                                   7,732                   1,139
     Amortization of organization costs (Note 2)                     -                       -
     Miscellaneous                                              17,199                   4,729
                                                  ---------------------  ----------------------

Total expenses                                                 387,822                 124,043
     Expenses reimbursed and
         fees waived (Note 4)                                 (176,156)               (114,969)
                                                  ---------------------  ----------------------
Net expenses                                                   211,666                   9,074
                                                  ---------------------  ----------------------

NET INVESTMENT INCOME                                        5,170,179                 822,167
                                                  ---------------------  ----------------------

NET REALIZED GAIN (LOSS) ON
     INVESTMENTS ALLOCATED
     FROM PORTFOLIOS (Note 2)
                                                                  (278)                      -
                                                  ---------------------  ----------------------

NET INCREASE IN NET ASSETS
     FROM OPERATIONS                                       $ 5,169,901               $ 822,167
                                                  =====================  ======================






See Notes to Financial Statements.              4                 FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1999 AND AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                                              DAILY ASSETS
                                                                                TREASURY                 DAILY ASSETS
                                                                               OBLIGATIONS                GOVERNMENT
                                                                                  FUND                       FUND
                                                                         ------------------------  -------------------------

NET ASSETS - August 31, 1998 (Note 1)                                              $ 115,019,392               $ 45,579,939
                                                                         ------------------------  -------------------------
OPERATIONS
     Net investment income                                                             4,787,343                  1,915,349
     Net realized gain (loss) on investments allocated from Portfolios                    (5,681)                    (5,049)
                                                                         ------------------------  -------------------------
Net increase in net assets resulting from operations                                   4,781,662                  1,910,300
                                                                         ------------------------  -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income-Institutional Shares                                       (4,483,542)                (1,574,915)
     Net investment income-Institutional Service Shares                                 (300,597)                  (318,474)
     Net investment income-Investor Shares                                                  (705)                   (20,150)
     Net realized gain on investments-Institutional Shares                                (2,437)                         -
     Net realized gain on investments-Investor Shares                                        (62)                    (1,810)
                                                                         ------------------------  -------------------------
                                                                         ------------------------  -------------------------
Total distributions to shareholders                                                   (4,787,343)                (1,915,349)
                                                                         ------------------------  -------------------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
     Sale of shares-Institutional Shares                                             369,559,185                 30,771,529
     Sale of shares-Institutional Service Shares                                      40,662,099                 24,286,868
     Sale of shares-Investor Shares                                                       26,758                  2,002,096
     Reinvestment of distributions-Institutional Shares                                        -                      4,597
     Reinvestment of distributions-Institutional Service Shares                           98,927                    266,959
     Reinvestment of distributions-Investor Shares                                           706                     18,772
     Redemption of shares-Institutional Shares                                      (393,819,939)               (38,157,589)
     Redemption of shares-Institutional Service Shares                               (26,839,236)               (28,262,648)
     Redemption of shares-Investor Shares                                                 (5,000)                (1,317,421)
                                                                         ------------------------  -------------------------
Net increase (decrease) from capital share transactions                              (10,316,500)               (10,386,837)
                                                                         ------------------------  -------------------------
                                                                         ------------------------  -------------------------
Net increase (decrease) in net assets                                                (10,322,181)               (10,391,886)
                                                                         ------------------------  -------------------------

NET ASSETS -August 31, 1999 (Including (A))                                          104,697,211                 35,188,053
                                                                         ------------------------  -------------------------
OPERATIONS
     Net investment income                                                             6,468,991                  1,913,945
     Net realized gain (loss) on investments allocated from Portfolios                        (2)                       (20)
                                                                         ------------------------  -------------------------
Net increase in net assets resulting from operations                                   6,468,989                  1,913,925
                                                                         ------------------------  -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income-Institutional Shares                                       (5,969,386)                (1,658,257)
     Net investment income-Institutional Service Shares                                 (498,320)                  (221,740)
     Net investment income-Investor Shares                                                (1,285)                   (33,948)
     Net realized gain on investments-Institutional Shares                                     -                          -
     Net realized gain on investments-Institutional Service Shares                             -                          -
     Net realized gain on investments-Investor Shares                                          -                          -
                                                                         ------------------------  -------------------------
                                                                         ------------------------  -------------------------
Total distributions to shareholders                                                   (6,468,991)                (1,913,945)
                                                                         ------------------------  -------------------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
     Sale of shares-Institutional Shares                                             391,820,898                 44,172,772
     Sale of shares-Institutional Service Shares                                      69,946,152                 18,687,757
     Sale of shares-Investor Shares                                                       12,003                  1,261,429
     Reinvestment of distributions-Institutional Shares                                  247,630                     10,059
     Reinvestment of distributions-Institutional Service Shares                          316,192                    161,715
     Reinvestment of distributions-Investor Shares                                         1,285                     33,922
     Redemption of shares-Institutional Shares                                      (369,992,226)               (33,114,870)
     Redemption of shares-Institutional Service Shares                               (81,257,826)               (21,485,273)
     Redemption of shares-Investor Shares                                                (20,747)                (1,556,960)
                                                                         ------------------------  -------------------------
                                                                         ------------------------  -------------------------
Net increase from capital share transactions                                          11,073,361                  8,170,551
                                                                         ------------------------  -------------------------
                                                                         ------------------------  -------------------------
Net increase in net assets                                                            11,073,359                  8,170,531
                                                                         ------------------------  -------------------------

NET ASSETS - August 31, 2000 (Including (B))                                       $ 115,770,570               $ 43,358,584
                                                                         ========================  =========================

(A) Accumulated undistributed net investment income, August 31, 1999                     $ 2,499                   $ 21,264
                                                                         ========================  =========================

(B) Accumulated undistributed net investment income, August 31, 2000                     $ 2,499                   $ 21,264
                                                                         ========================  =========================


                                                                             DAILY ASSETS
                                                                              GOVERNMENT
                                                                              OBLIGATIONS
                                                                                 FUND
                                                                        ------------------------

NET ASSETS - August 31, 1998 (Note 1)                                              $ 17,751,966
                                                                        ------------------------
OPERATIONS
     Net investment income                                                            2,111,004
     Net realized gain (loss) on investments allocated from Portfolios                    1,020
                                                                        ------------------------
Net increase in net assets resulting from operations                                  2,112,024
                                                                        ------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income-Institutional Shares                                      (1,495,037)
     Net investment income-Institutional Service Shares                                (615,530)
     Net investment income-Investor Shares                                                 (437)
     Net realized gain on investments-Institutional Shares                                    -
     Net realized gain on investments-Investor Shares                                         -
                                                                        ------------------------
                                                                        ------------------------
Total distributions to shareholders                                                  (2,111,004)
                                                                        ------------------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
     Sale of shares-Institutional Shares                                             78,503,113
     Sale of shares-Institutional Service Shares                                    183,158,610
     Sale of shares-Investor Shares                                                           -
     Reinvestment of distributions-Institutional Shares                                       -
     Reinvestment of distributions-Institutional Service Shares                         358,305
     Reinvestment of distributions-Investor Shares                                          437
     Redemption of shares-Institutional Shares                                      (67,229,404)
     Redemption of shares-Institutional Service Shares                             (163,578,891)
     Redemption of shares-Investor Shares                                                     -
                                                                        ------------------------
Net increase (decrease) from capital share transactions                              31,212,170
                                                                        ------------------------
                                                                        ------------------------
Net increase (decrease) in net assets                                                31,213,190
                                                                        ------------------------

NET ASSETS -August 31, 1999 (Including (A))                                          48,965,156
                                                                        ------------------------
OPERATIONS
     Net investment income                                                            3,999,797
     Net realized gain (loss) on investments allocated from Portfolios                      293
                                                                        ------------------------
Net increase in net assets resulting from operations                                  4,000,090
                                                                        ------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income-Institutional Shares                                      (2,026,122)
     Net investment income-Institutional Service Shares                              (1,955,945)
     Net investment income-Investor Shares                                              (16,786)
     Net realized gain on investments-Institutional Shares                                 (356)
     Net realized gain on investments-Institutional Service Shares                         (584)
     Net realized gain on investments-Investor Shares                                        (4)
                                                                        ------------------------
                                                                        ------------------------
Total distributions to shareholders                                                  (3,999,797)
                                                                        ------------------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
     Sale of shares-Institutional Shares                                             81,354,185
     Sale of shares-Institutional Service Shares                                    317,529,921
     Sale of shares-Investor Shares                                                   2,058,820
     Reinvestment of distributions-Institutional Shares                                  89,225
     Reinvestment of distributions-Institutional Service Shares                       1,101,795
     Reinvestment of distributions-Investor Shares                                       16,790
     Redemption of shares-Institutional Shares                                      (73,161,064)
     Redemption of shares-Institutional Service Shares                             (283,612,987)
     Redemption of shares-Investor Shares                                            (1,680,587)
                                                                        ------------------------
                                                                        ------------------------
Net increase from capital share transactions                                         43,696,098
                                                                        ------------------------
                                                                        ------------------------
Net increase in net assets                                                           43,696,391
                                                                        ------------------------

NET ASSETS - August 31, 2000 (Including (B))                                       $ 92,661,547
                                                                        ========================

(A) Accumulated undistributed net investment income, August 31, 1999                        $ -
                                                                        ========================

(B) Accumulated undistributed net investment income, August 31, 2000                      $ 944
                                                                        ========================


See Notes to Financial Statements.              5                FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
FOR THE YEARS ENDED AUGUST 31, 1999 AND AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                                              DAILY ASSETS              DAILY ASSETS
                                                                                  CASH                    MUNICIPAL
                                                                                  FUND                      FUND
                                                                         ------------------------  ------------------------

NET ASSETS - August 31, 1998 (Note 1)                                               $ 33,641,074              $ 20,793,306
                                                                         ------------------------  ------------------------
OPERATIONS
     Net investment income                                                             3,420,261                   875,578
     Net realized loss on investments allocated from Portfolios                             (123)                   (3,395)
                                                                         ------------------------  ------------------------
Net increase in net assets resulting from operations                                   3,420,138                   872,183
                                                                         ------------------------  ------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income-Institutional Shares                                       (1,992,738)                 (805,513)
     Net investment income-Institutional Service Shares                               (1,418,542)                  (68,996)
     Net investment income-Investor Shares                                                (8,933)                   (1,069)
     Net realized gain on investments-Institutional Service Shares                           (48)                        -
                                                                         ------------------------  ------------------------
Total distributions to shareholders                                                   (3,420,261)                 (875,578)
                                                                         ------------------------  ------------------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
     Sale of shares-Institutional Shares                                             229,434,759               105,434,496
     Sale of shares-Institutional Service Shares                                     409,749,879                22,597,633
     Sale of shares-Investor Shares                                                      587,671                    64,674
     Reinvestment of distributions-Institutional Shares                                   59,332                    48,954
     Reinvestment of distributions-Institutional Service Shares                          868,037                    68,997
     Reinvestment of distributions-Investor Shares                                         6,493                     1,067
     Redemption of shares-Institutional Shares                                      (218,964,209)             (105,629,785)
     Redemption of shares-Institutional Service Shares                              (357,192,027)              (19,381,291)
     Redemption of shares-Investor Shares                                               (146,154)                        -
                                                                         ------------------------  ------------------------
Net increase from capital share transactions                                          64,403,781                 3,204,745
                                                                         ------------------------  ------------------------
                                                                         ------------------------  ------------------------
Net increase in net assets                                                            64,403,658                 3,201,350
                                                                         ------------------------  ------------------------

NET ASSETS - August 31, 1999 (Including (A))                                          98,044,732                23,994,656
                                                                         ------------------------  ------------------------
OPERATIONS
     Net investment income                                                             5,170,179                   822,167
     Net realized loss on investments allocated from Portfolios                             (278)                        -
                                                                         ------------------------  ------------------------
Net increase in net assets resulting from operations                                   5,169,901                   822,167
                                                                         ------------------------  ------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income-Institutional Shares                                       (2,388,613)                 (758,545)
     Net investment income-Institutional Service Shares                               (2,659,138)                  (61,056)
     Net investment income-Investor Shares                                              (122,428)                   (2,566)
     Net realized gain on investments-Institutional Shares                                     -                         -
     Net realized gain on investments-Institutional Service Shares                             -                         -
     Net realized gain on investments-Investor Shares                                          -                         -
                                                                         ------------------------  ------------------------
                                                                         ------------------------  ------------------------
Total distributions to shareholders                                                   (5,170,179)                 (822,167)
                                                                         ------------------------  ------------------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
     Sale of shares-Institutional Shares                                             261,999,458                77,357,529
     Sale of shares-Institutional Service Shares                                     489,640,275                14,533,707
     Sale of shares-Investor Shares                                                    9,114,428                    11,000
     Reinvestment of distributions-Institutional Shares                                  351,422                    55,053
     Reinvestment of distributions-Institutional Service Shares                        2,058,692                    61,056
     Reinvestment of distributions-Investor Shares                                        16,394                     2,566
     Redemption of shares-Institutional Shares                                      (259,111,398)              (77,056,291)
     Redemption of shares-Institutional Service Shares                              (497,931,725)              (16,369,727)
     Redemption of shares-Investor Shares                                             (5,255,839)                        -
                                                                         ------------------------  ------------------------
                                                                         ------------------------  ------------------------
Net increase (decrease) from capital share transactions                                  881,707                (1,405,107)
                                                                         ------------------------  ------------------------
                                                                         ------------------------  ------------------------
Net increase (decrease) in net assets                                                    881,429                (1,405,107)
                                                                         ------------------------  ------------------------

NET ASSETS - August 31, 2000 (Including (B))                                        $ 98,926,161              $ 22,589,549
                                                                         ========================  ========================

(A) Accumulated undistributed net investment income, August 31, 1999                        $ 48                       $ -
                                                                         ========================  ========================

(B) Accumulated undistributed net investment income, August 31, 2000                        $ 48                       $ -
                                                                         ========================  ========================


See Notes to Financial Statements.              6                 FORUM FUNDS[R]

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share of each class of each Fund outstanding during the years or periods indicated.

                                                                                               Ratios to Average
                                                       Distributions Distributions                Net Assets
                                 Beginning     Net       from Net      from Net      Ending                Net
                                 Net Asset  Investment  Investment     Realized     Net Asset     Net   Investment
                                  Value      Income       Income        Gains        Value     Expenses   Income
DAILY ASSETS TREASURY
OBLIGATIONS FUND
Institutional Shares
  Year Ended August 31, 2000       $ 1.00     0.06        (0.06)                      $ 1.00   0.20%       5.65%
  Year Ended August 31, 1999         1.00     0.05        (0.05)                  (e)   1.00   0.20%       4.58%
  Period Ended August 31, 1998 (b)   1.00     0.03        (0.03)                        1.00   0.20% (c)   5.41% (c)

Institutional Service Shares
  Year Ended August 31, 2000         1.00     0.05        (0.05)                        1.00   0.45%       5.25%
  Year Ended August 31, 1999         1.00     0.04        (0.04)                        1.00   0.45%       4.34%
  Period Ended August 31, 1998 (b)   1.00     0.02        (0.02)                        1.00   0.45% (c)   5.16% (c)

Investor Shares
  Year Ended August 31, 2000         1.00     0.05        (0.05)                        1.00   0.90%       4.81%
  Year Ended August 31, 1999         1.00     0.04        (0.04)                  (e)   1.00   0.87%       3.87%
  Period Ended August 31, 1998 (b)   1.00     0.02        (0.02)                        1.00   0.78% (c)   5.06% (c)

DAILY ASSETS
GOVERNMENT FUND
Institutional Shares
  Year Ended August 31, 2000         1.00     0.06        (0.06)                        1.00   0.20%       5.78%
  Year Ended August 31, 1999         1.00     0.05        (0.05)                        1.00   0.20%       4.81%
  Period Ended August 31, 1998 (b)   1.00     0.01        (0.01)                        1.00   0.20% (c)   5.26% (c)

Institutional Service Shares
  Year Ended August 31, 2000         1.00     0.06        (0.06)                        1.00   0.45%       5.44%
  Year Ended August 31, 1999         1.00     0.05        (0.05)                        1.00   0.45%       4.57%
  Year Ended August 31, 1998         1.00     0.05        (0.05)                        1.00   0.46%       4.93%
  Period Ended August 31, 1997 (d)   1.00     0.02        (0.02)                        1.00   0.50% (c)   4.76% (c)
  Year Ended March 31, 1997          1.00     0.05        (0.05)                        1.00   0.50%       4.70%
  Year Ended March 31, 1996          1.00     0.05        (0.05)                        1.00   0.50%       5.01%

Investor Shares
  Year Ended August 31, 2000         1.00     0.05        (0.05)                        1.00   0.75%       5.12%
  Period Ended August 31, 1999 (b)   1.00     0.04        (0.04)                  (e)   1.00   0.75% (c)   4.25% (c)

DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Institutional Shares
  Year Ended August 31, 2000         1.00     0.06        (0.06)                  (e)   1.00   0.20%       5.83%
  Year Ended August 31, 1999         1.00     0.05        (0.05)                        1.00   0.20%       4.85%
  Period Ended August 31, 1998 (b)   1.00     0.03        (0.03)                        1.00   0.20% (c)   5.43% (c)

Institutional Service Shares
  Year Ended August 31, 2000         1.00     0.06        (0.06)                  (e)   1.00   0.45%       5.67%
  Year Ended August 31, 1999         1.00     0.05        (0.05)                        1.00   0.45%       4.54%
  Period Ended August 31, 1998 (b)   1.00     0.02        (0.02)                        1.00   0.45% (c)   5.16% (c)

Investor Shares
  Year Ended August 31, 2000         1.00     0.05        (0.05)                  (e)   1.00   0.90%       5.33%
  Year Ended August 31, 1999         1.00     0.04        (0.04)                        1.00   0.84%       4.24%
  Period Ended August 31, 1998 (b)   1.00     0.02        (0.02)                        1.00   0.78% (c)   5.06% (c)


                                                                Ratio to
                                                                Average
                                               Net Assets at   Net Assets
                                        Total   End of Period     Gross
                                        Return (000's Omitted   Expenses (a)
DAILY ASSETS TREASURY
OBLIGATIONS FUND
Institutional Shares
  Year Ended August 31, 2000            5.74%    $ 108,372       0.33%
  Year Ended August 31, 1999            4.67%       86,295       0.32%
  Period Ended August 31, 1998 (b)      3.34%      110,561       0.47% (c)

Institutional Service Shares
  Year Ended August 31, 2000            5.48%        7,374       0.78%
  Year Ended August 31, 1999            4.46%       18,369       0.89%
  Period Ended August 31, 1998 (b)      2.19%        4,448       1.53% (c)

Investor Shares
  Year Ended August 31, 2000            5.00%           25      57.02%
  Year Ended August 31, 1999            4.00%           33     100.05%
  Period Ended August 31, 1998 (b)      0.33%           10     727.11% (c)

DAILY ASSETS
GOVERNMENT FUND
Institutional Shares
  Year Ended August 31, 2000            5.93%       39,777       0.65%
  Year Ended August 31, 1999            4.92%       28,709       0.61%
  Period Ended August 31, 1998 (b)      0.89%       36,095       0.69% (c)

Institutional Service Shares
  Year Ended August 31, 2000            5.66%                    1.37%
  Year Ended August 31, 1999            4.66%        5,775       1.15%
  Year Ended August 31, 1998            5.04%        9,485       0.91%
  Period Ended August 31, 1997 (d)      2.01%       44,116       0.95% (c)
  Year Ended March 31, 1997             4.80%       43,975       0.99%
  Year Ended March 31, 1996             5.18%       43,103       1.06%

Investor Shares
  Year Ended August 31, 2000            5.35%          442       4.28%
  Period Ended August 31, 1999 (b)      4.43%          703       5.45% (c)

DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Institutional Shares
  Year Ended August 31, 2000            5.94%       34,909       0.37%
  Year Ended August 31, 1999            4.98%       26,627       0.40%
  Period Ended August 31, 1998 (b)      3.24%       15,352       0.74% (c)

Institutional Service Shares
  Year Ended August 31, 2000            5.68%       57,347       0.70%
  Year Ended August 31, 1999            4.72%       22,328       0.80%
  Period Ended August 31, 1998 (b)      2.22%        2,390       2.13% (c)

Investor Shares
  Year Ended August 31, 2000            5.21%          406       6.24%
  Year Ended August 31, 1999            4.32%           11     148.94%
  Period Ended August 31, 1998 (b)      0.35%           10     766.21% (c)

(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(b) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(c)  Annualized.
(d) Effective June 19, 1997, the Fund changed its fiscal year end from March 31 to August 31.
(e)  Less than $0.01 per share.


See Notes to Financial Statements.              7                 FORUM FUNDS[R]

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Concluded)
--------------------------------------------------------------------------------

                                                                                  Ratios to Average
                                                        Distributions                Net Assets
                                  Beginning     Net       from Net       Ending              Net               Net Assets at
                                  Net Asset   Investment Investment    Net Asset    Net    Investment Total    End of Period
                                    Value     Income       Income        Value     Expenses Income    Return   (000's Omitted)
DAILY ASSETS CASH FUND
Institutional Shares
  Year Ended August 31, 2000          $ 1.00   0.06        (0.06)          $ 1.00  0.20%    5.93%      6.05%     $ 42,165
  Year Ended August 31, 1999            1.00   0.05        (0.05)            1.00  0.20%    4.93%      5.07%       38,926
  Period Ended August 31, 1998 (b)      1.00   0.03        (0.03)            1.00  0.20% (c)5.46%(c)   2.70%       28,396

Institutional Service Shares
  Year Ended August 31, 2000            1.00   0.06        (0.06)            1.00  0.45%    5.61%      5.78%       52,428
  Year Ended August 31, 1999            1.00   0.05        (0.05)            1.00  0.45%    4.59%      4.81%       58,661
  Year Ended August 31, 1998            1.00   0.05        (0.05)            1.00  0.46%    5.22%      5.34%        5,235
  Period Ended August 31, 1997 (b)      1.00   0.05        (0.05)            1.00  0.52% (c)5.06%(c)   4.70%       12,076

Investor Shares
  Year Ended August 31, 2000            1.00   0.05        (0.05)            1.00  0.90%    5.58%      5.31%        4,333
  Year Ended August 31, 1999            1.00   0.04        (0.04)            1.00  0.90%    4.13%      4.40%          458
  Period Ended August 31, 1998 (b)      1.00   0.02        (0.02)            1.00  0.78% (c)5.25%(c)   0.37%           10

DAILY ASSETS
MUNICIPAL FUND
Institutional Shares
  Year Ended August 31, 2000            1.00   0.04        (0.04)            1.00  0.00%    3.83%      3.92%       20,980
  Year Ended August 31, 1999            1.00   0.03        (0.03)            1.00  0.05%    3.10%      3.15%       20,624
  Period Ended August 31, 1998 (b)      1.00   0.01        (0.01)            1.00  0.12% (c)3.16%(c)   0.59%       20,773

Institutional Service Shares
  Year Ended August 31, 2000            1.00   0.03        (0.03)            1.00  0.45%    3.32%      3.45%        1,520
  Year Ended August 31, 1999            1.00   0.03        (0.03)            1.00  0.45%    2.66%      2.77%        3,295
  Period Ended August 31, 1998 (b)      1.00                 -               1.00  0.59% (c)2.76%(c)   0.20%           10

Investor Shares
  Year Ended August 31, 2000            1.00   0.03        (0.03)            1.00  0.90%    2.96%      2.99%           89
  Year Ended August 31, 1999            1.00   0.02        (0.02)            1.00  0.88%    2.23%      2.36%           76
  Period Ended August 31, 1998 (b)      1.00   0.01        (0.01)            1.00  0.78% (c)2.53%(c)   0.18%           10


                                               Ratio to
                                               Average
                                             Net Assets
                                                Gross
                                               Expenses (a)
DAILY ASSETS CASH FUND
Institutional Shares
  Year Ended August 31, 2000                     0.34%
  Year Ended August 31, 1999                     0.35%
  Period Ended August 31, 1998 (b)               0.68% (c)

Institutional Service Shares
  Year Ended August 31, 2000                     0.66%
  Year Ended August 31, 1999                     0.70%
  Year Ended August 31, 1998                     0.90%
  Period Ended August 31, 1997 (b)               1.22% (c)

Investor Shares
  Year Ended August 31, 2000                     1.84%
  Year Ended August 31, 1999                     9.24%
  Period Ended August 31, 1998 (b)             709.02% (c)

DAILY ASSETS
MUNICIPAL FUND
Institutional Shares
  Year Ended August 31, 2000                     0.88%
  Year Ended August 31, 1999                     0.72%
  Period Ended August 31, 1998 (b)               1.26% (c)

Institutional Service Shares
  Year Ended August 31, 2000                     1.96%
  Year Ended August 31, 1999                     1.21%
  Period Ended August 31, 1998 (b)             721.84% (c)

Investor Shares
  Year Ended August 31, 2000                    18.94%
  Year Ended August 31, 1999                    33.51%
  Period Ended August 31, 1998 (b)             749.20% (c)

(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(b) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(c)  Annualized.
(d) Effective June 19, 1997, the Fund changed its fiscal year end from March 31 to August 31.


See Notes to Financial Statements.              8                 FORUM FUNDS[R]

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2000
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-one active investment portfolios. These financial statements relate to Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (individually, a "Fund", and collectively, "the Funds"), each of which is diversified. The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares:
Institutional Shares, Institutional Service Shares, and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding:

         Daily Assets Treasury Obligations Fund (Institutional Shares)                    January 22, 1998
         Daily Assets Treasury Obligations Fund (Institutional Service Shares)               April 1, 1998
         Daily Assets Treasury Obligations Fund (Investor Shares)                           August 6, 1998
         Daily Assets Government Fund (Institutional Shares)                                  July 1, 1998
         Daily Assets Government Fund (Institutional Service Shares)                          July 1, 1992
         Daily Assets Government Fund (Investor Shares)                                 September 29, 1998
         Daily Assets Government Obligations Fund (Institutional Shares)                  January 30, 1998
         Daily Assets Government Obligations Fund (Institutional Service Shares)            March 30, 1998
         Daily Assets Government Obligations Fund (Investor Shares)                         August 6, 1998
         Daily Assets Cash Fund (Institutional Shares)                                      March 13, 1998
         Daily Assets Cash Fund (Institutional Service Shares)                             October 1, 1996
         Daily Assets Cash Fund (Investor Shares)                                           August 6, 1998
         Daily Assets Municipal Fund (Institutional Shares)                                  June 25, 1998
         Daily Assets Municipal Fund (Institutional Service Shares)                         August 6, 1998
         Daily Assets Municipal Fund (Investor Shares)                                      August 6, 1998


MASTER-FEEDER ARRANGEMENT - Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (individually, a "Portfolio" and collectively, the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Accordingly, each Portfolio directly acquires securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. This is commonly referred to as a master-feeder arrangement. Each Fund accounts for its investment in a Portfolio as a partnership investment, and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of August 31, 2000, the percentage of Treasury Cash Portfolio owned by Daily Assets Treasury Obligations Fund was 24.9%; the Daily Assets Government Fund owned substantially all the interests of Government Portfolio; the percentage of Government Cash Portfolio owned by Daily Assets Government Obligations Fund was 12.3%; the percentage of Cash Portfolio owned by Daily Assets Cash Fund was 4.9%; and the Daily Assets Municipal Fund owned substantially all of the interests of Municipal Cash Portfolio.

                                       9                          FORUM FUNDS[R]

--------------------------------------------------------------------------------

AUGUST 31, 2000
--------------------------------------------------------------------------------

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION - Each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day. Each Fund records its investment in its Portfolio at value. The valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust (Delaware), which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES - Each Fund records daily its pro rata share of each Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

ORGANIZATION COSTS - The costs incurred by the Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

CLASS SPECIFIC EXPENSES - Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Trust's Board. Institutional Shares and Investor Shares incur shareholder servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES - Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of August 31, 2000, the following funds had capital loss carryovers available to offset future capital gains: Daily Assets Government Fund in the amounts of $19,024, expiring in August 2006, $986, expiring in August 2007 and $3,602, expiring in August 2008; Daily Assets Treasury Obligation Fund in the amount of $5,683, expiring in August 2008; Daily Assets Municipal Fund in the amount of $3,395, expiring in August 2008; and Daily Assets Cash Fund in the amount of $123, expiring in August 2008.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

                                       10                         FORUM FUNDS[R]

--------------------------------------------------------------------------------

AUGUST 31, 2000
--------------------------------------------------------------------------------


NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio and Municipal Cash Portfolio at an annual rate of 0.05% of the average daily net assets of each Portfolio.


ADMINISTRATOR - The administrator of the Funds is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% of the average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of the Fund. In addition, certain legal expenses are charged to the Funds by FAdS.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.05%, 0.10% and 0.25% of the average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of each Fund, respectively, plus certain account and additional Fund charges.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan with respect to Institutional Service Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Service Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers who hold Institutional Service Shares or Investor Shares.


DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to the Investor Shares under which the Trust may pay FFS a distribution fee at an annual rate of up to 0.15% of the average daily net assets of the Investor Share class of Daily Assets Government Fund and up to 0.50% of the average daily net assets of the Investor Share class of each other Fund. The Board's approval of the plan, however, is subject to the condition that FFS would not charge a distribution fee of more than 0.30% of the average daily net assets of each Fund (except Daily Assets Government Fund) without seeking Board approval. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.


OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For its accounting services, FAcS receives from each Fund an annual fee of $37,500.




                                       11                         FORUM FUNDS[R]

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
AUGUST 31, 2000
--------------------------------------------------------------------------------



NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FAdS, FSS, FFS and FAcS have voluntarily waived a portion of their fees and FAdS has also assumed certain expenses of the Funds. For the fiscal year ended August 31, 2000, fees waived and expenses reimbursed were as follows:

                                          Administration   Transfer   Shareholder    12b-1    Accounting   Reimbursed
                                                Fee        Agent Fee  Service Fee     Fee        Fee        Expenses     Total
                                                ---        ---------  -----------     ---        ---        --------     -----
Daily Assets Treasury Obligations Fund            $57,610     $10,756    $9,953       $80      $37,500      $66,136   $182,035
   Institutional Shares                            52,850       5,745         -         -
   Institutional Service Shares                     4,747         951     9,886         -
   Investor Shares                                     13       4,060        67        80
Daily Assets Government Fund                       16,705      32,751    11,845       994       37,500       36,864   136,659
   Institutional Shares                            14,336      18,354         -         -
   Institutional Service Shares                     2,038       8,518    10,188         -
   Investor Shares                                    331       5,879     1,657       994
Daily Assets Government Obligations Fund           31,040      25,644    21,477       153       37,500       46,379   162,193
   Institutional Shares                            17,381       9,364         -         -
   Institutional Service Shares                    13,502      11,569    21,140         -
   Investor Shares                                    157       4,711       337       153
Daily Assets Cash Fund                             39,394      32,197    29,731     2,950       37,500       34,384   176,156
   Institutional Shares                            20,144      12,708         -         -
   Institutional Service Shares                    18,193      10,670    28,787         -
   Investor Shares                                  1,057       8,819       944     2,950
Daily Assets Municipal Fund                        10,867      14,835     2,131       260       37,500       49,376   114,969
   Institutional Shares                             9,905       5,767         -         -
   Institutional Service Shares                       919       4,933        1,914      -
   Investor Shares                                     43        4,135         217    260


NOTE 5.  FEDERAL INCOME TAX STATUS OF DIVIDENDS

All dividends distributed by Daily Assets Municipal Fund for the year ended August 31, 2000, are exempt from federal income tax, other than alternative minimum tax.




                                       12                         FORUM FUNDS[R]

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



The Trustees and Interestholders
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio, each a series of Core Trust (Delaware) (the Portfolios), including the schedules of investments, as of August 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. The income and expense ratios for the periods ending prior to April 1, 1997 for Government Portfolio, were audited by other auditors whose report dated May 9, 1997 expressed an unqualified opinion on those income and expense ratios.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio as of August 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                                /s/ KPMG LLP


Boston, Massachusetts
October 6, 2000






                                       13                         FORUM FUNDS[R]

------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - TREASURY CASH PORTFOLIO
AUGUST 31, 2000
------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                 DESCRIPTION                  VALUE
---------------- --------------------------------- ---------------

 U.S. TREASURY BILLS (A) (79.9%)
  $ 375,000,000  6.48%, 9/21/00                      $373,677,083
                                                   ---------------

 REPURCHASE AGREEMENTS (20.1%)
     20,000,000  Banc of America Securities Corp.,
                 6.40%, 9/1/00, to be repurchased at
                 $20,003,556, collateralized by various
                 U.S. Treasury Obligations.            20,000,000

     40,000,000  Donaldson, Lufkin & Jenrette Securities
                 Corp., 6.60%, 9/1/00, to be repurchased
                 at $40,007,333; collateralized by
                 various U.S. Treasury Obligations.    40,000,000

     33,800,000  Salomon Smith Barney, 6.58%, 9/1/00,
                 to be repurchased at $33,806,178;
                 collateralized by various U.S. Treasury
                 Obligations.                          33,800,000
                                                   ---------------
                                                   ---------------
 Total Repurchase Agreements                           93,800,000
                                                   ---------------

 Total Investments (100.0%) at Amortized Cost        $467,477,083
                                                   ===============











See Notes to Financial Statements
and Notes to Schedules of Investments.          14                FORUM FUNDS[R]

---------------------------------------------------------------

SCHEDULE OF INVESTMENTS - GOVERNMENT PORTFOLIO
AUGUST 31, 2000
---------------------------------------------------------------

    FACE                   SECURITY
   AMOUNT                DESCRIPTION                 VALUE
-------------- --------------------------------- --------------

 U.S. GOVERNMENT SECURITIES (98.7%)

 FEDERAL HOME LOAN BANK (B) (16.1%)
  $ 7,000,000  6.67%, 4/12/01                      $ 7,000,000
                                                 --------------

 FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) (59.6%)
    1,000,000  6.54%, 9/6/00                           999,115
   12,000,000  6.65%, 9/7/00                        11,987,105
    1,500,000  6.58%, 9/27/00                        1,493,024
    1,500,000  6.67%, 9/29/00                        1,492,475
    8,000,000  6.53%, 10/11/00                       7,943,467
    2,000,000  6.54%, 10/13/00                       1,985,137
                                                 --------------
 Total Federal Home Loan Bank - Discount Notes      25,900,323
                                                 --------------

 STUDENT LOAN MARKETING ASSOCIATION (B) (23.0%)
   10,000,000  6.76%, 2/21/01                       10,000,000
                                                 --------------

 Total U.S. Government Securities                   42,900,323
                                                 --------------

 CASH MANAGEMENT ACCOUNTS (1.3%)
      579,061  Dreyfus Treasury Prime Cash
               Management Fund, "A", 6.06% yield       579,061
                                                 --------------

 Total Investments (100.0%) at Amortized Cost      $43,479,384
                                                 ==============









See Notes to Financial Statements
and Notes to Schedules of Investments.          15                FORUM FUNDS[R]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - GOVERNMENT CASH PORTFOLIO
AUGUST 31, 2000
--------------------------------------------------------------------------------

     FACE                   SECURITY                                   FACE                 SECURITY
    AMOUNT                DESCRIPTION                 VALUE           AMOUNT               DESCRIPTION                VALUE
---------------  -------------------------------  -------------     ------------  ------------------------------  --------------

 U.S. GOVERNMENT SECURITIES (86.8%)                                  SMALL BUSINESS ADMINISTRATION (CONCLUDED)
                                                                    $ 1,647,687   Pool #503461, 7.25%, 9/25/21      $ 1,648,356
 FEDERAL HOME LOAN BANK (B) (7.3%)                                      824,116   Pool #503472, 7.25%, 8/25/21          824,541
   $30,000,000    6.62%, 10/12/00                  $30,000,000          608,246   Pool #503553, 7.13%, 11/25/21         606,893
    25,000,000    6.67%, 4/12/01                    25,000,000        2,812,514   Pool #503671, 7.13%, 3/25/22        2,812,514
                                                  -------------
 TOTAL FEDERAL HOME LOAN BANK                       55,000,000        1,154,892   Pool #503754, 7.13%, 5/25/22        1,154,892
                                                  -------------         763,635   Pool #503780, 7.13%, 3/25/22          764,624
 FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) (53.1%)                  2,958,627   Pool #503882, 7.00%, 9/25/22        2,955,755
    50,000,000   6.70%, 1/24/01                     48,713,125        1,486,117   Pool #503892, 7.13%, 7/25/22        1,488,824
    80,000,000   6.71%, 1/24/01                     77,937,778        4,045,635   Pool #503909, 7.00%, 10/25/22       4,043,513
    60,000,000   6.71%, 2/2/01                      58,359,900        1,886,259   Pool #504015, 7.00%, 1/25/23        1,885,758
   100,000,000   6.62%, 9/6/00                      99,910,556        3,472,953   Pool #504062, 7.00%, 2/25/23        3,472,953
    50,000,000   6.68%, 9/15/00                     49,874,097        3,741,342   Pool #504074, 7.00%, 2/25/23        3,741,342
    65,000,000   6.70%, 9/15/00                     64,835,821        1,534,946   Pool #504203, 7.13%, 7/25/13        1,539,554
                                                  -------------
 TOTAL FEDERAL HOME LOAN BANK - DISCOUNT NOTES     399,631,277        1,504,950   Pool #504269, 7.13%, 5/25/15        1,507,997
                                                  -------------       1,081,162   Pool #504345, 7.13%, 5/25/18        1,081,162
 FEDERAL NATIONAL MORTGAGE ASSOCIATION  - DISCOUNT                    4,601,877   Pool #504366, 6.88%, 2/25/24        4,597,772
     NOTES (A) (9.9%)                                                11,273,569   Pool #504719, 7.13%, 7/25/24       11,273,569
                                                                                                                  --------------
    75,000,000   6.66%, 10/5/00                     74,543,834       Total Small Business Administration             64,322,217
                                                  -------------                                                   --------------
 SMALL BUSINESS ADMINISTRATION (B) (8.5%)                            STUDENT LOAN MARKETING ASSOCIATION (B) (8.0%)
       183,133   Pool #500545, 9.38%, 3/25/03          183,133       30,000,000   6.82%, 7/26/01                     30,000,000
       403,014   Pool #501077, 8.00%, 11/25/14         403,014       15,000,000   6.82%, 8/14/01                     15,000,000
     1,834,224   Pool #501308, 8.00%, 10/25/15       1,861,863       15,000,000   6.76%, 2/21/01                     15,000,000
                                                                                                                  --------------
     1,472,766   Pool #501543, 7.88%, 7/25/16        1,473,325       Total Student Loan Marketing Association        60,000,000
       296,127   Pool #501628, 9.38%, 9/25/04          296,127                                                    --------------
       569,899   Pool #501690, 7.63%, 12/25/16         570,571       Total U.S. Government Securities               653,497,328
       873,405   Pool #501898, 7.75%, 7/25/17          875,288                                                    --------------
     3,209,130   Pool #502150, 7.50%, 2/25/18        3,239,645       REPURCHASE AGREEMENTS (13.2%)
       188,143   Pool #502161, 7.50%, 2/25/18          188,143       49,635,000   Bear, Stearns & Co., Inc., 6.70%,
     2,014,219   Pool #502208, 7.50%, 2/25/18        2,037,474                    9/1/00, to be repurchased at $49,644.238
       260,749   Pool #502306, 7.50%, 2/25/18          260,749                    collateralized by various
     1,000,593   Pool #502613, 7.50%, 4/25/19        1,000,593                    U.S. Government Agency Securities. 49,635,000
       606,823   Pool #503058, 7.38%, 7/25/15          606,823       50,000,000   Goldman Sachs, 6.50%, 9/1/00,
     1,169,628   Pool #503082, 7.38%, 9/25/20        1,169,628                    to be repurchased at $50,009,028;
       714,183   Pool #503120, 7.38%, 10/25/20         714,183                    collateralized by various U.S.
       347,846   Pool #503121, 7.38%, 9/25/15          347,846                    Government Agency Securities.      50,000,000
                                                                                                                  --------------
     1,171,298   Pool #503232, 7.13%, 2/25/15        1,171,298      Total Repurchase Agreements                      99,635,000
       523,376   Pool #503278, 7.13%, 2/25/21          523,402                                                    --------------
     1,998,086   Pool #503431, 7.25%, 7/25/21        1,999,093      Total Investments (100.0%) at Amortized Cost   $753,132,328
                                                                                                                  ==============






See Notes to Financial Statements
and Notes to Schedules of Investments.          16                FORUM FUNDS[R]

--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS - CASH PORTFOLIO
 AUGUST 31, 2000
--------------------------------------------------------------------------------

     FACE                   SECURITY                                     FACE                 SECURITY
    AMOUNT                DESCRIPTION                VALUE              AMOUNT              DESCRIPTION                VALUE
---------------  ------------------------------- --------------     --------------  ----------------------------- ----------------

 U.S. GOVERNMENT SECURITIES (5.3%)                                  COMMERCIAL PAPER (CONCLUDED)
                                                                      $90,000,000   Salomon Smith Barney, 6.58%,     $ 89,917,750
 FEDERAL HOME LOAN BANK (B) (0.9%)                                                  9/6/00
   $18,000,000   6.67%, 4/12/01                    $18,000,000         25,000,000   Transamerica Financial, 6.52%, 1/8/24,415,918
                                                 --------------                     1/8/01
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (B) (1.5%)                      46,486,000   Transamerica Financial, 6.52%,
    30,000,000   6.72%, 5/10/01                     30,000,000                      1/12/01                            45,366,256
                                                 --------------                                                   ----------------
                                                                     Total Commercial Paper                         1,123,318,305
                                                                                                                  ----------------
 SMALL BUSINESS ADMINISTRATION (B) (1.7%)
       149,279   Pool #500536, 8.50%, 5/25/13          149,906      CORPORATE NOTES (B) (11.3%)
       255,944   Pool #500730, 9.38%, 2/25/04          255,944         95,000,000   Bank of America Corp., 6.67%,
       481,897   Pool #501733, 7.50%, 2/25/17          486,012                      4/3/01                             95,000,000
       670,314   Pool #501989, 7.63%, 10/25/12         671,574         50,000,000   Bear, Stearns & Co., Inc., 6.67%,
        91,619   Pool #502914, 7.50%, 3/25/15           91,619                      1/5/01                             50,000,000
     1,391,382   Pool #503121, 7.38%, 8/25/15        1,391,382         25,000,000   Bear, Stearns & Co., Inc., 6.84%,
     2,021,034   Pool #503429, 7.25%, 6/25/16        2,021,034                      4/6/01                             25,000,000
       411,922   Pool #503461, 7.25%, 9/25/21          412,111         20,000,000   Bear, Stearns & Co., Inc.,
     2,240,874   Pool #503553, 7.13%, 11/25/21       2,235,294                      7.03%, 7/26/01                     20,000,000
     1,732,338   Pool #503754, 7.13%, 5/25/22        1,732,338         10,000,000   Salomon Smith Barney Holdings,
     2,827,379   Pool #503882, 7.00%, 9/25/22        2,824,539                      6.79%, 4/30/01                     10,001,808
     3,198,234   Pool #503912, 7.00%, 10/25/22       3,196,485         30,000,000   Unilever Capital Corp, 6.65%,
     3,603,538   Pool #504015, 7.00%, 1/25/23        3,602,470                      9/7/01                             30,000,000
                                                                                                                  ----------------
    14,499,330   Pool #504366, 6.88%, 2/26/24       14,486,016       Total Corporate Notes                            230,001,808
                                                 --------------                                                   ----------------
Total Small Business Administration                 33,556,724
                                                 --------------
                                                                     REPURCHASE AGREEMENTS (27.9%)
STUDENT LOAN MARKETING ASSOCIATION (B) (1.2%)                          43,910,000   Bear, Stearns & Co., Inc., 6.70%,
    25,000,000   6.77%, 2/1/01                      25,007,096                      9/1/00, to be repurchased at
                                                 --------------                     $43,918,172; collateralized by
Total U.S. Government Securities                   106,563,820                      various U.S. Government Agency
                                                 --------------                     Securities.                        43,910,000
 COMMERCIAL PAPER (55.5%)                                             170,000,000   Bear, Stearns & Co., Inc., 6.57%,
    50,000,000   Associates First Capital Corp.,                                    9/5/00, to be repurchased at
                 6.53%, 10/11/00                    49,637,222                      $170,217,175; collateralized by
    75,000,000   AT & T Corp., 6.52%, 1/12/01       73,193,417                      various U.S. Government Agency
    42,238,000   Avon Capital Corp., 6.59%, 9/13/00 42,145,217                      Securities.                       170,000,000
    90,000,000   Coca Cola Co., 6.55%, 9/1/00       90,000,000        170,000,000   Donaldson Lufkin Jenrette, 6.57%
    90,000,000   DaimlerChrysler AG, 6.50%, 11/20/0088,700,000                      9/5/00, to be repurchased at
    90,000,000   Deutsche Bank Financial, Inc.,                                     $170,217,175; collateralized by
                 6.56%, 10/4/00                     89,458,800                      various U.S. Government Agency
    90,000,000   General Electric Capital, 6.53%,                                   Securities.                       170,000,000
                 1/25/01                            87,616,550         31,000,000   Goldman Sachs, 6.50%, 9/1/00, to be
    90,000,000   General Motors Acceptance Corp.,                                   repurchased at $31,005,597;
                 6.53%, 1/26/01                     87,600,225                      collateralized by various U.S.
    90,000,000   Goldman Sachs & Co., 6.64%, 11/6/0088,904,400                      Government Agency Securities.      31,000,000
    90,000,000   International Lease Financial Corp.,                 150,000,000   Salomon Smith Barney, 6.70%,
                 6.50%, 1/16/01                     87,773,750                       9/1/00, to be repurchased at
    90,000,000   Merrill Lynch & Co., Inc.,                                         $150,027,917; collateralized by
                 6.52%, 10/10/00                    89,364,300                       various U.S. Government Agency
    90,000,000   Prudential Funding Corp., 6.60%,                                    Securities.                      150,000,000
                                                                                                                  ----------------
                 10/18/00                           89,224,500       Total Repurchase Agreements                      564,910,000
                                                                                                                  ----------------
                                                                    Total Investments (100.0%) at Amortized Cost  $ 2,024,793,933
                                                                                                                  ================






See Notes to Financial Statements
and Notes to Schedules of Investments.          17                FORUM FUNDS[R]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - MUNICIPAL CASH PORTFOLIO
AUGUST 31, 2000
--------------------------------------------------------------------------------

    FACE                   SECURITY                                    FACE                  SECURITY
   AMOUNT                DESCRIPTION                 VALUE            AMOUNT               DESCRIPTION                VALUE
-------------- --------------------------------- --------------     ------------  -------------------------------  ------------

 MUNICIPAL SECURITIES (B) (97.7%)                                   MUNICIPAL SECURITIES (CONTINUED)

 ALABAMA (6.7%)                                                      HAWAII (4.4%)
    $ 500,000   Mobile, AL, Industrial Development                  $ 1,000,000    State of Hawaii, Budget & Finance
                Board,  Dock & Wharf RV, Holnam,                                   RV, Queens Health Systems, Series A,
                Inc. Project, Series B, 4.30%, 6/1/32 $ 500,000                     4.40%, 7/1/26                   $ 1,000,000
                                                                                                                   ------------
    1,000,000   University of AL, Birmingham,                        INDIANA (4.4%)
                Hospital RV, Series B, 4.25%, 10/1/00 71,000,000       1,000,000    Indiana HFA RV, Clarian Health
                                                 --------------
                                                     1,500,000                     Partners, Series B, 4.70%, 2/15/261,000,000
                                                 --------------                                                    ------------

 ARIZONA (8.9%)                                                      KENTUCKY (4.4%)
    1,000,000   Arizona Health Facilities Authority                   1,000,000    Kentucky EDA, Hospital Facilities
                RV, Pooled Loan Programs, FGIC                                     RV, Health Alliance Project, Series C,
                insured, 4.25%, 10/1/15              1,000,000                     MBIA insured, 4.25%, 1/1/22       1,000,000
                                                                                                                   ------------
    1,000,000   Scottsdale AZ, IDA RV, Scottsdale                    MASSACHUSETTS (2.7%)
                Memorial Health System, Series B,                       600,000    Massachusetts State, HEFA, Health
                AMBAC insured, 4.25%, 9/1/22         1,000,000                     RV, Series D, MBIA insured, 4.25%,
                                                 --------------                    1/1/35
                                                     2,000,000                                                        600,000
                                                 --------------                                                    ------------

 CALIFORNIA (2.7%)                                                   NEVADA (4.0%)
      600,000   Irvine Ranch, CA, Water District, Nos.                  900,000    Clark County, NV, Airport
                105, 140, 240 & 250,  GO Bonds, 3.35%,                             Improvement RV, Series A, MBIA
                1/1/21                                 600,000                     insured, 4.25%, 7/1/12              900,000
                                                 --------------                                                    ------------

 FLORIDA (15.1%)                                                     NEW MEXICO (1.8%)
    1,000,000   Alachua County, FL, HFA RV, Shands                      400,000   University of New Mexico RV,
                Teaching Hospital, Series B, 4.25% ,                              AMBAC insured, 4.25%, 6/1/06         400,000
                12/1/26                              1,000,000                                                     ------------
                                                                     NEW YORK (4.4%)
      500,000   Dade County, FL, Water & Sewer                        1,000,000    New York, NY, GO Bonds, Series B,
                System RV, FGIC insured, 4.25%,                                    MBIA insured, 4.15%, 8/15/03      1,000,000
                10/5/22                                500,000                                                     ------------
                                                                     NORTH CAROLINA (7.1%)
    1,000,000    Jacksonville, FL, Electric Authority RV,               600,000    Charlotte, NC, Airport RV, Series A,
                 Water & Sewer System, Series B,                                   MBIA insured, 4.35%, 7/1/17         600,000
                 4.30%, 10/1/34                      1,000,000
                                                                      1,000,000    Mecklenburg County, NC, Public
      900,000   Tampa, FL, Occupational License Tax                                Improvement, Series C, Bank of
                RV, Series A, FGIC-SPI insured,                                    America LOC, 4.30%, 2/1/17        1,000,000
                                                                                                                   ------------
                4.25%, 10/1/18                         900,000                                                       1,600,000
                                                 --------------                                                    ------------
                                                     3,400,000       PENNSYLVANIA (8.9%)
                                                 --------------
                                                                      1,000,000    Pennsylvania State HEHFA, Health
 GEORGIA (3.1%)                                                                    Services RV, University of
      700,000   Burke County, GA, PCR, Oglethorpe                                  Pennsylvania, Series B, 4.35%,
                Power Corp., Series A, 4.25%, 1/1/16   700,000                     1/1/24                            1,000,000
                                                 --------------





See Notes to Financial Statements
and Notes to Schedules of Investments.          18                FORUM FUNDS[R

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - MUNICIPAL CASH PORTFOLIO (Concluded)
AUGUST 31, 2000
--------------------------------------------------------------------------------

    FACE                   SECURITY
   AMOUNT                DESCRIPTION                 VALUE
-------------- --------------------------------- --------------

 MUNICIPAL SECURITIES (CONCLUDED)

  $ 1,000,000   York County, PA, IDA, PCR Bonds,
                Public Service Electric & Gas, Series
                A, MBIA insured, 4.20% , 9/1/20    $ 1,000,000
                                                 --------------
                                                     2,000,000
                                                 --------------

 SOUTH CAROLINA (3.5%)
      800,000    South Carolina State, Jobs EDA
                 Hospital Facilities RV, Regional
                 Medical Center Orangeburg, AMBAC
                 insured, 4.25%, 2/15/28               800,000
                                                 --------------

 TEXAS (6.7%)
      500,000   South Texas, TX, HEFA RV, MBIA
                insured, 4.35% , 12/1/27               500,000
    1,000,000   Texas State, GO Bonds, Veterans
                Housing Assistance Fund I, 4.25%,
                12/1/16                              1,000,000
                                                 --------------
                                                     1,500,000
                                                 --------------
 WASHINGTON (8.9%)
    1,000,000   Washington State, GO Bonds, Series
                VR 96B, 4.25%, 6/1/20                1,000,000
    1,000,000   Washington State Public Power Supply
                System, Project No. 2, Electric RV
                Series 2A-1, MBIA insured, 4.25%,
                7/1/12                               1,000,000
                                                 --------------
                                                     2,000,000
                                                 --------------
 Total Municipal Securities                         22,000,000
                                                 --------------

 CASH MANAGEMENT ACCOUNTS (2.3%)
      310,000   Federated Investors Tax-Free
                Obligations Fund, 4.08% yield          310,000
      207,000   Federated Municipal Obligations Fund,
                4.29% yield                            207,000
                                                 --------------
                                                 --------------
 Total Cash Management Accounts                        517,000
                                                 --------------

 Total Investments (100.0%) at Amortized Cost      $22,517,000
                                                 ==============






See Notes to Financial Statements
and Notes to Schedules of Investments.          19                FORUM FUNDS[R

--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

AMBAC          American Municipal Bond Assurance Corporation
EDA            Economic Development Authority
FGIC           Financial Guaranty Insurance Company
FGIC-SPI       Financial Guaranty Insurance Company-Securities Purchase, Inc.
GO             General Obligation
HEFA           Higher Education Facilities Authority
HEHFA          Higher Education & Health Facilities Authority
HFA            Health Facilities Authority
IDA            Industrial Development Authority
LOC            Letter of Credit
MBIA           Municipal Bond Insurance Association
PCR            Pollution Control Revenue
RV             Revenue Bonds

(A)  Annualized yields at time of purchase.
(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 2000.











See Notes to Financial Statements.           20                   FORUM FUNDS(R)

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES - PORTFOLIOS
AUGUST 31, 2000
--------------------------------------------------------------------------------

                                             TREASURY                       GOVERNMENT                         MUNICIPAL
                                               CASH          GOVERNMENT        CASH             CASH             CASH
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                           --------------  --------------  --------------  ----------------  --------------

ASSETS
Investments (Note 2):
Securities at amortized cost               $ 373,677,083    $ 43,479,384   $ 653,497,328   $ 1,459,883,933    $ 22,517,000
Repurchase agreements at cost                 93,800,000               -      99,635,000       564,910,000               -
                                           --------------  --------------  --------------  ----------------  --------------

Total investments, at amortized cost         467,477,083      43,479,384     753,132,328     2,024,793,933      22,517,000

Cash                                              10,445               -          19,425            25,849             352
Interest and other receivables                    17,067          88,573       3,570,615         4,263,379         123,489
                                           --------------  --------------  --------------  ----------------  --------------
Total assets                                 467,504,595      43,567,957     756,722,368     2,029,083,161      22,640,841
                                           --------------  --------------  --------------  ----------------  --------------

LIABILITIES
Payable to Adviser (Note 3)                       12,950               -          22,908            55,855               -
Payable to Administrator (Note 3)                 19,790               -          35,007            85,355               -
Accrued expenses and other liabilities            24,674           3,196          36,413            61,008               -
                                           --------------  --------------  --------------  ----------------  --------------

Total liabilities                                 57,414           3,196          94,328           202,218               -
                                           --------------  --------------  --------------  ----------------  --------------

NET ASSETS                                 $ 467,447,181    $ 43,564,761   $ 756,628,040   $ 2,028,880,943    $ 22,640,841
                                           ==============  ==============  ==============  ================  ==============










See Notes to Financial Statements.             21                 FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS - PORTFOLIOS
FOR THE YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

                                            TREASURY                           GOVERNMENT                       MUNICIPAL
                                              CASH           GOVERNMENT           CASH            CASH            CASH
                                            PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
                                          --------------  ----------------  ----------------- --------------  --------------

INVESTMENT INCOME
  Interest income                           $24,783,322       $ 1,994,976       $ 52,030,135  $ 105,366,476       $ 831,242
                                          --------------  ----------------  ----------------- --------------  --------------

EXPENSES
  Investment advisory (Note 3)                  140,443            16,754            288,058        565,516          10,882
  Administration (Note 3)                       212,726            16,754            436,043        857,926          10,882
  Custody                                        94,568             7,466            194,285        380,481           5,280
  Accounting (Note 3)                            49,500            49,500             49,500         49,500          61,500
  Legal                                           3,628               282              8,154         13,326             180
  Audit                                          13,347             9,967             17,250         24,324           9,862
  Trustees                                        3,463               288              7,650         14,074             192
  Amortization of organization costs (Note 2)       239                 -              4,390          1,187               -
  Miscellaneous                                  36,411             1,651             16,419         29,815           3,749
                                          --------------  ----------------  ----------------- --------------  --------------

Total expenses                                  554,325           102,662          1,021,749      1,936,149         102,527
  Expenses reimbursed and fees waived
   (Note 4)                                           -           (52,259)                 -              -        (102,527)
                                          --------------  ----------------  ----------------- --------------  --------------
Net expenses                                    554,325            50,403          1,021,749      1,936,149               -
                                          --------------  ----------------  ----------------- --------------  --------------

NET INVESTMENT INCOME                        24,228,997         1,944,573         51,008,386    103,430,327         831,242

NET REALIZED GAIN (LOSS) ON
INVESTMENTS SOLD                                    194               (21)             3,028         (5,850)              -
                                          --------------  ----------------  ----------------- --------------  --------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                   $24,229,191       $ 1,944,552       $ 51,011,414  $ 103,424,477       $ 831,242
                                          ==============  ================  ================= ==============  ==============






See Notes to Financial Statements.              22                FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - PORTFOLIOS
FOR THE YEARS ENDED AUGUST 31, 1999 AND AUGUST 31, 2000
--------------------------------------------------------------------------------

                                             TREASURY                           GOVERNMENT                        MUNICIPAL
                                               CASH           GOVERNMENT           CASH             CASH            CASH
                                            PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                          ---------------  ----------------  ----------------- ---------------- --------------

NET ASSETS - August 31, 1998               $ 264,844,947      $ 46,762,986      $ 717,124,357    $ 607,340,844   $  20,834,474
                                          ---------------  ----------------  ----------------- ---------------- --------------

OPERATIONS
 Net investment income                        14,338,620         1,959,744         43,247,634       38,566,190        890,884
 Net realized gain (loss) on investments sold    (11,696)           (5,051)            24,483             (663)        (3,395)
                                          ---------------  ----------------  ----------------- ---------------- --------------
Net increase in net assets from operations    14,326,924         1,954,693         43,272,117       38,565,527        887,489
                                          ---------------  ----------------  ----------------- ---------------- --------------

TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS
 Contributions                             1,235,422,406        35,329,739      2,886,646,104    2,464,999,269     36,409,301
 Withdrawals                              (1,121,452,949)      (48,706,809)    (2,863,580,162)  (2,074,003,392)   (34,072,975)
                                          ---------------  ----------------  ----------------- ---------------- --------------
Net transactions in investors' beneficial
 interests                                   113,969,457       (13,377,070)        23,065,942      390,995,877      2,336,326
                                          ---------------  ----------------  ----------------- ---------------- --------------

Net increase (decrease) in net assets        128,296,381       (11,422,377)        66,338,059      429,561,404      3,223,815
                                          ---------------  ----------------  ----------------- ---------------- --------------

NET ASSETS - August 31, 1999                 393,141,328        35,340,609        783,462,416    1,036,902,248     24,058,289
                                          ---------------  ----------------  ----------------- ---------------- --------------

OPERATIONS
 Net investment income                        24,228,997         1,944,573         51,008,386      103,430,327        831,242
 Net realized gain (loss) on investments sold        194               (21)             3,028           (5,850)             -
                                          ---------------  ----------------  ----------------- ---------------- --------------
Net increase in net assets from operations    24,229,191         1,944,552         51,011,414      103,424,477        831,242
                                          ---------------  ----------------  ----------------- ---------------- --------------

TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS
 Contributions                             2,068,127,015        44,650,669      3,688,015,715    3,662,395,443     15,898,214
 Withdrawals                              (2,018,050,353)      (38,371,069)    (3,765,861,505)  (2,773,841,225)   (18,146,904)
                                          ---------------  ----------------  ----------------- ---------------- --------------
Net transactions in investors' beneficial
 interests                                    50,076,662         6,279,600        (77,845,790)     888,554,218     (2,248,690)
                                          ---------------  ----------------  ----------------- ---------------- --------------

Net increase (decrease) in net assets         74,305,853         8,224,152        (26,834,376)     991,978,695     (1,417,448)
                                          ---------------  ----------------  ----------------- ---------------- --------------

NET ASSETS - August 31, 2000               $ 467,447,181      $ 43,564,761      $ 756,628,040  $ 2,028,880,943    $22,640,841
                                          ===============  ================  ================= ================ ==============






See Notes to Financial Statements.              23                FORUM FUNDS[R]

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
AUGUST 31, 2000
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has five diversified investment portfolios, Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"). Government Portfolio commenced operations on February 21, 1996, Municipal Cash Portfolio commenced operations on June 25, 1998, and the other Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION - Each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio may invest in repurchase agreements. Each of these Portfolios, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

ORGANIZATION COSTS - The costs incurred by Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio in connection with their organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed-through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.




                                       24                         FORUM FUNDS[R]

--------------------------------------------------------------------------------

AUGUST 31, 2000
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio and Municipal Cash Portfolio at an annual rate of 0.05% of the average daily net assets of each Portfolio.

ADMINISTRATOR - The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. In addition, certain legal expenses are charged to the Portfolios by FAdS.

PLACEMENT AGENT - Forum Fund Services, Inc. ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from Treasury Cash, Government Cash and Cash Portfolios based on the lesser of $4,000 per month or 0.05% of the Portfolio's average annual daily net assets, plus additional charges. Government Portfolio and Municipal Cash Portfolio each pay a fee of $48,000 per year, plus certain additional charges.

NOTE 4.  WAIVER OF FEES AND EXPENSE REIMBURSEMENT

For the year ended August 31, 2000, FAdS and FAcS voluntarily waived a portion of their fees for certain Portfolios as follows: Government Portfolio investment advisory fees of $16,754, administration fees of $16,754, and accounting fees of $16,000; Municipal Cash Portfolio advisory fees of $10,882, administration fees of $10,882, and accounting fees of $61,500. FAdS also reimbursed certain expenses of Government Portfolio and Municipal Cash Portfolio in the amounts of $2,751 and $19,263, respectively.










                                       25                         FORUM FUNDS[R]

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS (Concluded)
AUGUST 31, 2000
--------------------------------------------------------------------------------

NOTE 5.  INCOME AND EXPENSE RATIOS

The ratio of net investment income and expenses to average net assets are listed below. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding applicable fee waivers and reimbursements.

                                                                                              Ratios to Average Net Assets
                                                                                      Net
                                                                                    Investment           Net              Gross
                                                                                     Income            Expenses         Expenses

Treasury Cash Portfolio
       Year Ended August 31, 2000...............................................     5.69%              0.13%            0.13%
       Year Ended August 31, 1999...............................................     4.69%              0.14%            0.14%
       Year Ended August 31, 1998...............................................     5.34%              0.15%            0.17%
       Year Ended August 31, 1997...............................................     5.20%              0.15%            0.18%
       Year Ended August 31, 1996...............................................     5.30%              0.15%            0.20%
Government Portfolio
       Year Ended August 31, 2000...............................................     5.80%              0.15%            0.31%
       Year Ended August 31, 1999...............................................     4.85%              0.15%            0.30%
       Year Ended August 31, 1998...............................................     5.26%              0.15%            0.29%
       Period Ended August 31, 1997 (a) (b).....................................     5.11%              0.15%            0.36%
       Year Ended March 31, 1997................................................     5.04%              0.15%            0.33%
       Period Ended March 31, 1996 (a)..........................................     4.99%              0.15%            0.60%
Government Cash Portfolio
       Year Ended August 31, 2000...............................................     5.85%              0.12%            0.12%
       Year Ended August 31, 1999...............................................     4.94%              0.12%            0.12%
       Year Ended August 31, 1998...............................................     5.52%              0.13%            0.13%
       Year Ended August 31, 1997...............................................     5.38%              0.14%            0.14%
       Year Ended August 31, 1996...............................................     5.49%              0.14%            0.14%
Cash Portfolio
       Year Ended August 31, 2000...............................................     6.03%              0.11%            0.11%
       Year Ended August 31, 1999...............................................     5.00%              0.12%            0.12%
       Year Ended August 31, 1998...............................................     5.55%              0.13%            0.13%
       Year Ended August 31, 1997...............................................     5.45%              0.15%            0.15%
       Year Ended August 31, 1996...............................................     5.50%              0.15%            0.16%
Municipal Cash Portfolio
       Year Ended August 31, 2000...............................................     3.82%              0.00%            0.47%
       Year Ended August 31, 1999...............................................     3.11%              0.03%            0.35%
       Period Ended August 31, 1998 (a).........................................     3.18%              0.09%            0.61%



(a)      Annualized.
(b) Effective June 19, 1997, Government Portfolio changed its fiscal year end from March 31 to August 31.

        FOR MORE INFORMATION

                                                                                                        FORUM
                                                                                                        FUNDS

                                                                                                DAILY ASSETS TREASURY
                                                                                                  OBLIGATIONS FUND

                                                                                                    DAILY ASSETS
                                                                                                   GOVERNMENT FUND

                                                                                               DAILY ASSETS GOVERNMENT
                                                                                                  OBLIGATIONS FUND

                                                                                               DAILY ASSETS CASH FUND

                                                                                                    DAILY ASSETS
                                                                                                   MUNICIPAL FUND



                                   TRANSFER AGENT

                           Forum Shareholder Services, LLC
                                 Two Portland Square

                                Portland, Maine 04101



                                                                                                  [OBJECT OMITTED]
                                     DISTRIBUTOR
                                                                                                     FORUM FUNDS
                              Forum Fund Services, LLC                                              P.O. Box 446
                                 Two Portland Square                                            Portland, Maine 04112
                                 Portland, ME 04101                                                  800-94FORUM
                                                                                                    800-943-6786
         This report is authroized for distribution  only to shareholders and to                    207-879-0001
            others who have received a copy of the Funds' prospectus.                            www.forumfunds.com